Material Accounting Policies (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Material accounting policies [Line items]
Percentage of probability	100.00%
Percentage of considered probability	100.00%
Foreign transactions are settled within business day	1 year
Taxable income tax rate	15.00%
Additional income tax	10.00%
Corporate tax (in Brazil Real)	R$ 240
Tax rate	20.00%
Tax rate losses	30.00%
Minimum corporate income tax rate	15.00%
Percentage of additional increase deferred tax asset	15.00%
Bottom of Range [Member]
Material accounting policies [Line items]
Amortization period of intangible assets	5 years
Percentage of annual rates amortization	10.00%
Processes, days	30 days
Tax rate	9.00%
Top of Range [Member]
Material accounting policies [Line items]
Amortization period of intangible assets	10 years
Percentage of annual rates amortization	20.00%
Processes, days	90 days
Tax rate	12.00%
Social Security Contribution [Member]
Material accounting policies [Line items]
Tax rate	9.00%
Minimum corporate income tax rate	25.00%
Machinery and equipment [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	10 years
Right of use — leases [Member] | Bottom of Range [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	5 years
Right of use — leases [Member] | Top of Range [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	10 years
Computers and equipment [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	5 years
Furniture and fixtures [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	10 years
Improvements [Member] | Bottom of Range [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	5 years
Improvements [Member] | Top of Range [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	12 years
Facilities [Member]
Material accounting policies [Line items]
Useful lives of fixed assets	10 years
Financial Entities [Member]
Material accounting policies [Line items]
Minimum corporate income tax rate	20.00%
Non-Financial Entities [Member]
Material accounting policies [Line items]
Minimum corporate income tax rate	9.00%